Subsequent Events (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2024	Feb. 28, 2024	Feb. 01, 2024	Oct. 13, 2023	Oct. 11, 2023	Aug. 03, 2022	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 29, 2023	Dec. 05, 2022	Sep. 13, 2022	Jan. 13, 2022	Jan. 12, 2022
Subsequent Event [Line Items]
Floor price description		ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.
Principal amount		2.00%
Conversion price		$ 3.78				$ 93.75
Warrants issued		850,000						3,222,446		1,148,269	[1]
Exercise price		$ 0.01												$ 19.00		$ 237.50	$ 331.50
Debt instrument description		For every one $6.00 Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five-year warrants with an exercise price of $0.01, 1.6 new five-year warrants with an exercise price of $4.20, and 1.6 new five-year warrants with an exercise price of $5.70.
Fair value adjustment of warrants								$ 0
Debt instrument face value								25,999,000		$ 19,338,000					$ 13,006,022
Aggregate gross purchase price						$ 1,100,000
Share description				every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share	every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share.
Series A Preferred Stock issuance												$ 9,751,000
Share price				$ 1.00	$ 1.00								$ 4.00
Warrants OutstandingTerm										3 years 10 months 17 days		3 years 11 months 26 days
Allowance for doubtful accounts								611,000		$ 0
Provision on credit loss								611,000
Bitcoin Hosting Customer [Member]
Subsequent Event [Line Items]
Reserve increased amount								367,000
Borrowers [Member]
Subsequent Event [Line Items]
Provision on credit loss								$ 244,000
Repriced Warrant [Member]
Subsequent Event [Line Items]
Exercise price										$ 0.01
Conversion price										$ 3.78
Debt conversion issued shares										150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Floor price description		ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.
Principal amount		2.00%
Conversion price		$ 3.78
Warrants issued		850,000
Exercise price	$ 0.01	$ 0.01
Debt instrument description		For every one Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five year warrants with an exercise price of $0.01, 1.6 new five year warrants with an exercise price of $4.20, and 1.6 new five year warrants with an exercise price of $5.70.
Warrants outstanding		$ 51,618
Fair value adjustment of warrants		$ 530,569
Outstanding shares percentage		20.00%
Debt instrument face value		$ 5,000,000
Conversion price	$ 0.01
Share description	the right to prepay the convertible notes with a 20% premium
Waiver fee	$ 750,000
Waiver fee percentage	20.00%
Notes payable	$ 625,000
Share price	$ 0.01
Debt conversion issued shares	140,000
Warrants OutstandingTerm	5 years
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Notes issued	$ 1,250,000
Series A Preferred Stock issuance	$ 750,000
Notes issued face value percent	60.00%
Subsequent Event [Member] | S E P A [Member]
Subsequent Event [Line Items]
Aggregate gross purchase price	$ 25,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Conversion price	$ 5
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Conversion price	$ 135.25
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued		320,005
Subsequent Event [Member] | Warrant [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price decrease		$ 3.78
Subsequent Event [Member] | Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price decrease		$ 3.78
Subsequent Event [Member] | Repriced Warrant [Member]
Subsequent Event [Line Items]
Warrants issued		478,951
Warrant exercise price decrease		$ 6.00
Conversion price			$ 31.33

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.